Inventories, Net (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Mar. 30, 2024	Sep. 30, 2023	Sep. 29, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Inventories [Abstract]
Finished goods	$ 216,054		$ 763,621		$ 440,640
Inventory valuation allowance	(78,042)	$ (83,889)	(83,889)	$ (100,785)	(100,785)	$ (149,837)
Inventories, net	$ 138,012		$ 679,732		$ 339,855